CAPITAL STOCK - Disclosure of detailed information about summarizes change in accrued RSU liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Foreign exchange gain (loss)	$ 27,913	$ (5,171)
Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year	11	0
Settlement of RSUs during the year	(175)	0
Liability of forfeited RSUs	(6)	0
Change in accrued liability	435	11
Foreign exchange gain (loss)	(11)	0
Outstanding, end of year	$ 254	$ 11